Income Taxes - Summary of Movement of the Valuation Allowance (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Income Tax Disclosure [Abstract]
Balance as of January 1	¥ (100,204)	$ (15,724)	¥ (165,497)	¥ (94,511)
Additions	(393,029)	(61,675)	(36,061)	(71,104)
Utilization and reversal of valuation allowances	0	0	89,154
Decrease due to the change of tax rate	0	0	12,200	118
Balance as of December 31	¥ (493,233)	$ (77,399)	¥ (100,204)	¥ (165,497)